Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Sensitivity Analysis	Sensitivity Analysis for fair value at December 31, 2023:
Type	Valuation Technique	Key Inputs	Inter-relationship between significant inputs and fair value measurement
Warrant Liability	The fair value of the warrant liability has been calculated using a black scholes option model methodology.

Key observable inputs

●   Share price $4.21 (December 31, 2022: US $105.00)

●   Risk-free interest rate 3.97% (December 31, 2022: 3.10%)

●   Volatility 135.9% (December 31, 2022: 100.0%)

●   Dividend yield 0% (December 31, 2022: 0%)

The estimated fair value would increase (decrease) if:

●    The share price was higher (lower)

●    The risk-free interest rate was higher (lower)

●    The dividend yield was lower (higher)

●    The volatility spread was lower (higher)

Schedule of Maximum Exposure to Credit Risk for Trade and Other Receivables	The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was as follows:
(in thousands)	December 31, 2023	December 31, 2022
EMEA	$134	$637
North America	1,047	938
Total	$1,181	$1,575

Schedule of Exposure to Foreign Currency Risk	As at December 31, 2023, the Company’s exposure to foreign currency risk with respect to financial instruments is as follows:
(In USD thousands)	USD	NIS	CAD	Total
Financial assets and financial liabilities:
Current assets
Cash	$462	$325	$112	$899
Trade receivables	627	120	434	1,181
Advance to suppliers	1,048	-	-	1,048

Current liabilities
Bank loan	(89)	-	-	(89)
Sale of future receipts	(1,468)	-	-	(1,468)
Accounts payable and accrued liabilities	(1,701)	(1,601)	(147)	(3,449)
Warrant liability	(156)	-	-	(156)

Total	$(1,277)	$(1,156)	$399	$(2,034)

10% fluctuation in exchange rate	$(128)	$(116)	$40	$(203)